INCOME TAXES - Significant components of the Company's deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets: Operating loss carryforwards	$ 6,600,000	$ 5,600,000
Other	700,000	1,000,000
Total deferred tax assets	7,300,000	6,600,000
Deferred tax liability:
Intangibles	(250,000)	(150,000)
Total deferred tax liabilities	(250,000)	(150,000)
Net deferred tax assets before valuation allowance	7,050,000	6,450,000
Valuation allowance	(7,050,000)	(6,450,000)
Net deferred tax asset	$ 0	$ 0